LEASE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2025
Railway Operation [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	2 years
Steel Segment [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	17 years
Bottom of range [member] | Cargo Terminal T E C O N [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	22 years
Bottom of range [member] | Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	1 year
Top of range [member] | Cargo Terminal T E C O N [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	25 years
Top of range [member] | Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	19 years